Restatement of the Consolidated Statements of Cash Flows - Summary of Restatement of the Consolidated Statements of Cash Flows (Detail) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net earnings (loss)	$ (369)	$ 3,003	$ (18,455)	$ 88,257	$ 152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	21,890	21,072	87,622	85,265	86,559
Equity (earnings) loss from associate and joint venture	(284)	412	(671)	(1,995)	(1,692)
Deferred income taxes (Note 11)	258	(4,520)	43,422	14,174	31,476
Share-based compensation expense (Note 13)	4,049	5,267	12,937	1,816	7,749
(Gain) loss on disposal of property, plant and equipment (Note 4)	0	25	(135)	(45)	(302)
Impairment on property, plant and equipment and rental equipment			537	2,607	26,414
Adjustments to reconcile profit (loss) other than changes in working capital	25,544	25,259	125,257	190,079	302,332
Net change in working capital and other (Note 16)	(48,256)	33,318	82,937	57,230	(235,411)
Cash provided by (used in) operating activities	(22,712)	58,577	208,194	247,309	66,921
Additions to:
Property, plant and equipment	(899)	(1,319)	(5,154)	(9,874)	(46,322)
Rental equipment (Note 4)	(2,540)	(11,329)	(52,187)	(123,879)	(217,068)
Proceeds on disposal of:
Property, plant and equipment			220	115	9,205
Rental equipment (Note 4)	0	869	4,670	4,592	6,442
Change in other assets	0	0
Investment in associates and joint ventures			(130)	(1,939)	(3,630)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	(13,446)	(791)	3,720	(39,512)	1,542
Cash used in investing activities	(16,885)	(12,570)	(48,861)	(170,497)	(249,831)
Financing Activities
Proceeds from long-term debt (Note 9)	0	0
Lease liability principal repayment (Note 10)	(3,513)	(3,336)	(14,215)	(12,770)	(12,551)
Lease interest (Note 10)	0	0
Dividends paid	(2,242)	(1,793)	(7,171)	(24,212)	(37,548)
Stock option exercises (Note 13)	12				7,453
Debt refinancing and transaction costs	(4,155)	(155)	(2,095)	(258)	(780)
Net change in working capital associated with financing activities			(2,095)
Net repayment of the Bank Facility	15,860	(24,759)	(53,891)	(40,081)	(812)
Net repayment of the Asset-Based Facility (Note 9)	(4,577)		36,916
Cash provided by (used in) financing activities	1,385	(30,043)	(80,456)	(77,321)	(44,238)
Repayment of the Senior Notes (Note 9)			(40,000)	0	0
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(1,332)	(998)	(1,795)	(70)	(3,461)
Increase (decrease) in cash and cash equivalents	(39,544)	14,966	77,082	(579)	(230,609)
Cash and cash equivalents, beginning of period	172,758	95,676	95,676	96,255	326,864
Cash and cash equivalents, end of period	133,214	110,642	172,758	95,676	96,255
As previously reported
Operating Activities
Net earnings (loss)	(369)	3,003	(18,455)	88,257	152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	21,890	21,072	87,622	85,265	86,559
Equity (earnings) loss from associate and joint venture	(284)	412	(671)	(1,995)	(1,692)
Deferred income taxes (Note 11)	258	(4,520)	43,422	14,174	31,476
Share-based compensation expense (Note 13)	4,049	5,267	12,937	1,816	7,749
(Gain) loss on disposal of property, plant and equipment (Note 4)		25	(135)	(45)	(302)
Adjustments to reconcile profit (loss) other than changes in working capital	25,544	25,259	124,720	187,472	275,918
Net change in working capital and other (Note 16)	(22,919)	34,692	100,435	32,776	(221,749)
Cash provided by (used in) operating activities	2,625	59,951	225,155	220,248	54,169
Additions to:
Property, plant and equipment	(899)	(1,319)	(5,154)	(9,874)	(46,322)
Rental equipment (Note 4)	(2,540)	(11,329)	(52,187)	(123,879)	(217,068)
Proceeds on disposal of:
Property, plant and equipment			220	115	9,205
Rental equipment (Note 4)	80	528	3,692	3,121	4,454
Change in other assets	(33,595)	1,441	(10,101)	(7,242)	26,911
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	0	0
Cash used in investing activities	(36,954)	(10,679)	(63,530)	(137,759)	(222,820)
Financing Activities
Proceeds from long-term debt (Note 9)	(7,399)	(27,823)	(59,476)	(41,697)	(15,748)
Lease liability principal repayment (Note 10)	(3,513)	(3,336)	(14,215)	(12,770)	(12,551)
Lease interest (Note 10)	(695)	(793)	(3,029)	(3,371)	(2,586)
Dividends paid	(2,242)	(1,793)	(7,171)	(24,212)	(37,548)
Stock option exercises (Note 13)	12				7,453
Debt refinancing and transaction costs	(6,203)	0
Net repayment of the Bank Facility	0	0
Net repayment of the Asset-Based Facility (Note 9)	0
Cash provided by (used in) financing activities	(5,242)	(33,745)	(83,891)	(82,050)	(60,980)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	27	(561)	(652)	(1,018)	(978)
Increase (decrease) in cash and cash equivalents	(39,544)	14,966	77,082	(579)	(230,609)
Cash and cash equivalents, beginning of period	172,758	95,676	95,676	96,255	326,864
Cash and cash equivalents, end of period	133,214	110,642	172,758	95,676	96,255
Re-statement
Operating Activities
Net earnings (loss)	0	0
Items not requiring cash and cash equivalents:
Depreciation and amortization	0	0
Equity (earnings) loss from associate and joint venture	0	0
Deferred income taxes (Note 11)	0	0
Share-based compensation expense (Note 13)	0	0
(Gain) loss on disposal of property, plant and equipment (Note 4)		0
Impairment on property, plant and equipment and rental equipment			537	2,607	26,414
Adjustments to reconcile profit (loss) other than changes in working capital	0	0	537	2,607	26,414
Net change in working capital and other (Note 16)	(25,337)	(1,374)	(17,498)	24,454	(13,662)
Cash provided by (used in) operating activities	(25,337)	(1,374)	(16,961)	27,061	12,752
Additions to:
Property, plant and equipment	0	0
Rental equipment (Note 4)	0	0
Proceeds on disposal of:
Rental equipment (Note 4)	(80)	341	978	1,471	1,988
Change in other assets	33,595	(1,441)	10,101	7,242	(26,911)
Investment in associates and joint ventures			(130)	(1,939)	(3,630)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	(13,446)	(791)	3,720	(39,512)	1,542
Cash used in investing activities	20,069	(1,891)	14,669	(32,738)	(27,011)
Financing Activities
Proceeds from long-term debt (Note 9)	7,399	27,823	59,476	41,697	15,748
Lease liability principal repayment (Note 10)	0	0
Lease interest (Note 10)	695	793	3,029	3,371	2,586
Dividends paid	0	0
Stock option exercises (Note 13)	0
Debt refinancing and transaction costs	2,048	(155)		(258)	(780)
Net change in working capital associated with financing activities			(2,095)
Net repayment of the Bank Facility	15,860	(24,759)	(53,891)	(40,081)	(812)
Net repayment of the Asset-Based Facility (Note 9)	(4,577)		36,916
Cash provided by (used in) financing activities	6,627	3,702	3,435	4,729	16,742
Repayment of the Senior Notes (Note 9)			(40,000)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	(1,359)	(437)	(1,143)	948	$ (2,483)
Increase (decrease) in cash and cash equivalents	0	0
Cash and cash equivalents, beginning of period	0	0	0
Cash and cash equivalents, end of period	$ 0	$ 0	$ 0	$ 0